Average Annual Total Returns{- Fidelity Flex® Real Estate Fund} - 07.31 Fidelity Flex Real Estate Fund PRO-09 - Fidelity Flex® Real Estate Fund	Fidelity Flex Real Estate Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Real Estate Fund-Default Return Before Taxes Since Inception		Fidelity Flex Real Estate Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Real Estate Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Real Estate Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Real Estate Fund-Default After Taxes on Distributions and Sales Since Inception		Past 1 year	Since Inception		IXW9P Past 1 year	IXW9P Since Inception		IXWEJ Past 1 year	IXWEJ Since Inception
Total	(9.05%)	3.98%	[1]	(10.39%)	2.75%	[1]	(5.06%)	2.66%	[1]	(11.20%)	2.52%	[1]	(4.55%)	6.52%	[1]	(14.06%)	1.64%	[1]

[1]	(a)From March 8, 2017